SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

(21)SUBSEQUENT EVENTS

On January 28, 2026, the Company completed a round of financing. The funds, totaling USD 8,854,035.14, were received on January 22, 2026. The net proceeds are intended for general working capital purposes.

In February 2026, all remaining unvested shares originally granted in November 2023 were cancelled on February 2, 2026. Additionally, 200,000 Restricted Shares were granted to the directors in a single tranche on February 2, 2026.